SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation
(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, impairment of long-term investments, impairment of goodwill, impairment of long-lived assets, stock-based compensation, and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

Significant risks and uncertainties
(d)	Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: the Group's limited operating history; advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group's ability to attract and retain employees necessary to support its growth; risks associated with the Group's growth strategies; and general risks associated with the advertising industry.

Fair value
(e)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments
(f)	Fair value of financial instruments

The Group's financial instruments include cash, restricted cash, accounts receivable, notes receivable, short-term investment, amounts due from related parties, accounts payable, and amounts due to related parties. The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2012 and 2013.

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include assets based on level 2 inputs in connection with equity share exchange transaction and acquired assets and liabilities based on level 3 inputs in connection with business combinations.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash
(h)	Restricted cash
Restricted cash represents the bank deposits in escrow accounts as the performance security for certain concession right agreements.
Short-term investment
(i)	Short-term investment

Short-term investments comprise marketable debt securities, which are classified as held-to-maturity as the Group has the positive intent and ability to hold the securities to maturity. All of the Group's held-to-maturity securities are stated at their amortized costs and classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Property and equipment
(j)	Property and equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Property	50 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Impairment of long-lived assets and intangible assets with definite life
(k)	Impairment of long-lived assets and intangible assets with definite life

The Group evaluates the recoverability of its long-lived assets, including intangible assets with definite life, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of carrying amount over the fair value of the assets.

Impairment of goodwill
(l)	Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has four reporting units: the advertising media in air travel areas, the advertising media in gas station, the outdoor advertising media and the fire station advertising media. The Group performs its annual impairment tests on December 31 of each year.

Long-term investments
(m)	Long-term investments

Equity method investments

Investee companies over which the Company has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Cost method investments

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Business combinations
(n)	Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Acquired intangible assets
(o)	Acquired intangible assets

Acquired intangible assets with finite lives are carried at cost less accumulated amortization. Customer relationships intangible asset is amortized using the estimated attrition pattern of the acquired customers. Amortization of other finite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

TV program license	20 years
Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

Revenue recognition
(p)	Revenue recognition

The Group's revenues are derived from selling advertising time slots on the Group's advertising networks, primarily air travel advertising network. For the years ended December 31, 2011, 2012 and 2013, the advertising revenues were generated from digital frames in airports, digital TV screens in airports, digital TV screens on airlines, traditional media in airports, gas station media network and other media.

The Group typically signs standard contracts with its advertising customers, who require the Group to run the advertiser's advertisements on the Group's network in specified locations for a period of time. The Group recognizes advertising revenues ratably over the performance period for which the advertisements are displayed, so long as collection of the fees remains probable.

The Group also wholesales the advertising platforms such as scrolling light boxes and billboards in the gas stations located in some major cities, except Beijing, Shanghai and Shenzhen, to advertising agents, and signs fixed fee contracts with the agents for a specified period. The revenue is recognized on a straight-line basis over the specified period.

Deferred revenue

Prepayments from customers for advertising service are deferred and recognized as revenue when the advertising services are rendered.

Nonmonetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. The amounts of revenues recognized for nonmonetary transactions were $2,823, $1,287 and $656 for the years ended December 31, 2011, 2012 and 2013, respectively. No direct costs are attributable to the revenues.

Value Added Tax ("VAT")
(q)	Value Added Tax ("VAT")

The Company's PRC subsidiaries are subject to value-added tax at a rate of 6% on revenues from advertising services and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account under other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Also a circular issued in May 2013 provided that such VAT pilot program is rolled out nationwide since August 2013. Since then, certain subsidiaries and VIEs became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax. For the years ended December 31, 2012 and 2013, gross revenue is presented net of $8,785 and $21,524 of VAT, respectively.

Business tax and other sale related taxes
(r)	Business tax and other sale related taxes

The Group's PRC subsidiaries and VIEs are subject to business tax and other sale related taxes at the rate of 8.5% on revenues other than those subject to VAT after deduction of certain costs of revenues permitted by the PRC tax laws.

Concession fees
(s)	Concession fees

The Group enters concession right agreements with vendors such as airports, airlines and a petroleum company, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements. The concession right agreements are treated as operating lease arrangements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airports and airlines are fixed with escalation, which means fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airports and airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three and five years.

The fee structure of the concession right agreement with the petroleum company is based on the actual number of developed gas stations and associated standard annual concession fee for each developed gas station. Each gas station has its specific lease term starting from the time when it is actually put into operation. The calculation of rental payments is based on how many months the gas stations are actually put into operation during the year and the standard annual concession fee determined based on the location of the gas station. Accordingly, each gas station is treated as a separate lease and rental payments are recognized on a straight-line basis over its lease term. The amount of annual concession fee to-be-paid is determined by an actual incurred concession fee or a fixed minimum payment if any base on negotiation with the petroleum company.

Agency fees
(t)	Agency fees

The Group pays fees to advertising agencies based on certain percentage of revenues made through the advertising agencies upon receipt of payment from advertisers. The agency fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertising is displayed. Prepaid and accrued agency fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided. From time to time, the Group and certain advertising agencies may renegotiate and mutually agree, as permitted by applicable laws, to reduce existing agency fee liabilities as calculated under the terms of existing contracts. Such reductions in the accrued agency fees are recorded as a reduction in cost of sales in the period the renegotiations are finalized. During the years ended December 31, 2011, 2012 and 2013, reversals in cost of sales as a result of renegotiated agency fees amounted to nil, $6,407, and $3,329, respectively.

Operating leases
(u)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising costs
(v)	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $288, $767 and $1,039 for the years ended December 31, 2011, 2012 and 2013, respectively, and have been included as part of selling and marketing expenses.

Foreign currency translation
(w)	Foreign currency translation

The functional and reporting currency of the Company and the Company's subsidiaries domiciled in BVI and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company's other subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes
(x)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax position.

Share-based payments
(y)	Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options as of each reporting date through the measurement date, with a corresponding impact reflected in additional paid-in capital.

Comprehensive income/(loss)
(z)	Comprehensive income/(loss)

Comprehensive income/(loss) includes net income/(loss) and foreign currency translation adjustments and is presented net of tax, the amount of which is nil for the three years ended December 31, 2013 in the consolidated statements of comprehensive income/(loss).

Allowance of doubtful accounts
(aa)	Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally do not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amount of receivables ultimately not collected by the Group has generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients' financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

Concentration of credit risk
(bb)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality.

The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers. The amount of receivables ultimately not collected by the Group has generally been consistent with management's expectations and the allowance established for doubtful accounts.

Details of the customers accounting for 10% or more of total revenues are as follow:

Customer	For the years ended December 31,
	2011	2012	2013

A	6.9%	11.2%	6.7%

Details of the customers accounting for 10% or more of accounts receivable are as follow:

Customer	As of December 31,
	2012	2013

B	7.9%	10.4%
C	15.3%	5.4%

Net loss per share
(cc)	Net loss per share

Basic net loss per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net loss reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares (common stock options and warrants and their equivalents using the treasury stock method) were exercised or converted into ordinary shares. Potential common shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations, as their effect would be anti-dilutive.

Government subsidies
(dd)	Government subsidies

The Group primarily receives tax refund and development supporting bonus from tax bureau and local government without any condition or restriction. The government subsidies are recorded in other income on the consolidated statements of operations in the period in which the amounts of such subsidies are received. The recognized government subsidies as other income are $268, $210 and $1,395 for the years ended December 31, 2011, 2012 and 2013, respectively.

Recent issued accounting standards adopted
(ee)	Recent issued accounting standards adopted

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under US GAAP.

The new amendments will require an organization to:

•	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income-but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.
•	Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group adopted this pronouncement on January 1, 2013 which did not have a significant impact on its consolidated financial statements.

Recent issued accounting standards not yet adopted
(ff)	Recent issued accounting standards not yet adopted

In March 2013, the FASB issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the accumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB's objective in issuing this Accounting Standards Updates ("ASU") is to eliminate diversity in practice resulting from a lack of guidance on this topic in current US GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.